Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Gross carrying amount
Gross carrying amount	$ 1,584,204	$ 1,525,140
Less: accumulated amortization
Less: accumulated amortization	174,664	52,433
Intangible assets, net
Intangible assets, net	1,409,540	1,472,707
Prepaid unpatented license [Member]
Gross carrying amount
Gross carrying amount	200,000	200,000
Intangible assets, net
Intangible assets, net	200,000	200,000
Prepaid Patented licenses [Member]
Gross carrying amount
Gross carrying amount	1,322,820	1,322,820
Less: accumulated amortization
Less: accumulated amortization	155,026	52,433
Intangible assets, net
Intangible assets, net	1,167,794	1,270,387
Computer software [Member]
Gross carrying amount
Gross carrying amount	61,384	2,320
Less: accumulated amortization
Less: accumulated amortization	19,638
Intangible assets, net
Intangible assets, net	$ 41,746	$ 2,320